Stock based compensation (Restricted Stock) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted stock [Member]
Restricted Stock Activity [Roll Forward]
Nonvested at beginning of year (in shares)	1,255,600
Granted (in shares)	95,400
Vested (in shares)	(464,200)
Forfeited (in shares)	(64,500)
Nonvested at the end of year (in shares)	822,300	1,255,600
Weighted average grant date fair value (in dollars per share)	$ 29.83	$ 22.26	$ 13.73
Fair value of shares vested	$ 13.5	$ 4.4	$ 1.6
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Restricted Stock Activity [Roll Forward]
Nonvested at beginning of year (in shares)	16,800
Granted (in shares)	450,300
Vested (in shares)	(16,800)
Forfeited (in shares)	(45,900)
Nonvested at the end of year (in shares)	404,400	16,800
Weighted average grant date fair value (in dollars per share)	$ 25.53	$ 22.26
Fair value of shares vested	$ 0.4
Minimum [Member] | Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Maximum [Member] | Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years